STOCK-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash consideration net of applicable withholding taxes	$ 4.1
Shares issued as share consideration (in shares)	200,426
Value of shares issued as share consideration	$ 4.3
Shares issued as share consideration net of shares for applicable withholding taxes (in shares)	4,325
Time-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)		2,100,000	4,000,000
Performance-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)		2,100,000	1,700,000
Unvested RSUs (in shares)			1,600,000
Performance-Based Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting range			0.00%
Performance-Based Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting range			150.00%
Market-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)			200,000
Trading days trigger for RSUs to vest			20 days
Consecutive trading days trigger for RSUs to vest			30 days
Market-Based Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price trigger for RSUs to vest (in dollars per share)			$ 13
Market-Based Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price trigger for RSUs to vest (in dollars per share)			15
Market-Based Restricted Stock Units (RSUs) | Share-Based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing stock price trigger for RSUs to vest (in dollars per share)			$ 18